STOCKHOLDERS’ EQUITY	12 Months Ended
May 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

The Company was capitalized by its two founders with a cash contribution by one of its founders of $250,000 for 2,200,000 shares of common stock and a non-cash contribution by the other founder for 2,000,000 shares of common stock. The non-cash contribution consisted of all of the founders’ rights, title, and interest in any intellectual property, proprietary property or other property of a similar nature related to the business to be conducted by the Company involving methods of using small RNA from bodily fluids for diagnosis and monitoring of neurodegenerative diseases.

In the year ended May 31, 2023, the Company issued 101,806 shares of common stock upon conversion of an outstanding convertible note amounting to $606,662. See Note 7.

Founder Contributions

In the year ended May 31, 2023, the Company sold 14,265 shares of common stock to one of its founders for $100,000.

In the years ended May 31, 2024 and 2023, its founders also made contributions to the Company in the form of below market interest rates on loans and in the form of uncompensated services. the Company recorded discounts on founder notes payable of $35,063 and $101,221 in the years ended May 31, 2024 and 2023, respectively, as additional paid-in capital. The Company expensed $0 and $18,348 in the years ended May 31, 2024 and 2023, respectively, for the estimated value of uncompensated services, and recorded the amounts as additional paid-in capital.

Stock Option Plans

The Company maintains stock option plans, under which shares are available for issuance of stock-based awards under terms established by the board of directors. Through May 31, 2024, awards under the plans generally consisted of options with exercise prices equal to fair market value, vesting and service conditions of 18 months to three years without market or performance conditions and ten-year lives. Options granted in the year ended May 31, 2023 for an aggregate of 246,000 shares are subject to vesting conditions related to research and financing milestones. As of May 31, 2024, 219,447 shares remain available for future grants under the 2014 Stock Option Plan, which expires in September 2024, and 600,000 shares remain available for future grant under the 2024 Stock Option Plan. The number of shares available under the 2024 Stock Option Plan will increase by 2% per year or such lower number of shares as may be determined by the Company’s board of directors.

The following is an analysis of the stock option activity under the Plans:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding May 31, 2022	189,450	$4.16
Granted	372,000	7.01
Exercised	-	-
Expired or forfeited	(4,000)	7.01
Outstanding May 31, 2023	557,450	$6.04
Granted	153,000	0.01
Exercised	-	-
Expired or forfeited	(198,500)	4.95
Outstanding May 31, 2024	511,950	$4.66	6.5 years
Exercisable May 31, 2024	260,367	$4.93	5.0 years

The weighted average grant-date fair value of stock options granted during the years ended May 31, 2024 and 2023 was $7.00 and $6.18, respectively, based on the following weighted average assumptions:

	2024	2023
Expected term in years	10	10
Expected volatility	81%	81%
Risk-free interest rate	4.1%	3.1%
Expected dividend yield	0%	0%

In October 2023, the Company modified the terms of certain of its outstanding stock options representing an aggregate of 140,000 shares. These modifications included a reduction in exercise prices from $7.01 per share to $0.01 per share and the addition of performance and vesting conditions, not currently considered probable of achievement, related to corporate transactions.

In the year ended May 31, 2024, stock-based compensation expense amounted to $194,846, of which $182,912 is included in research and development expenses and $11,934 is included in general and administrative expenses. In the year ended May 31, 2023, stock-based compensation expense amounted to $966,214, of which $435,187 is included in research and development expenses and $531,027 is included in general and administrative expenses. As of May 31, 2024, unrecognized stock-based compensation expense related to options for which vesting is considered probable was $24,310, which is expected to be recognized over a remaining weighted-average performance period of 0.3 years. As of May 31, 2024, unrecognized stock-based compensation expense related to options for which vesting is not considered probable was $1,093,712.

In the year ended May 31, 2023, the Company issued 132,000 restricted stock units, vesting upon a change in control or public listing of the Company’s common stock. In the year ended May 31, 2024, concurrent with the modification of stock options described above, the Company terminated outstanding restricted stock units representing 44,000 shares. Vesting of the units is not considered probable and no compensation expense has been recognized through the year ended May 31, 2024. The grant-date fair value and unrecognized compensation expense as of May 31, 2024 related to the restricted stock units amounts to $652,080.